CONCENTRATIONS (Details) $ in Millions	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)
China
CONCENTRATIONS
Cash was on deposit at financial institutions	¥ 45,500,000	¥ 20,300,000		$ 6.3
Maximum insured bank deposit | ¥	500,000
Unprotected cash held in banks	40,000,000.0	17,800,000		5.5
Hong Kong
CONCENTRATIONS
Cash was on deposit at financial institutions	240,300,000	297,200,000		33.1
Maximum insured bank deposit | $					$ 500,000
Unprotected cash held in banks	¥ 238,800,000	¥ 296,800,000		$ 32.9
China National Petroleum Corporation | Customer concentration | Sales revenue
CONCENTRATIONS
Concentration risk, percentage	50.00%	39.00%	43.00%
China National Petroleum Corporation | Customer concentration | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage	49.00%	29.00%	27.00%
SINOPEC | Customer concentration | Sales revenue
CONCENTRATIONS
Concentration risk, percentage	28.00%	22.00%
SINOPEC | Customer concentration | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage	22.00%	13.00%
Another Customer | Customer One | Sales revenue
CONCENTRATIONS
Concentration risk, percentage			32.00%
Another Customer | Customer One | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage		19.00%	11.00%
Another Customer | Customer Two | Sales revenue
CONCENTRATIONS
Concentration risk, percentage			31.00%
Another Customer | Customer Two | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage		14.00%	10.00%
Another Customer | Customer concentration | Sales revenue
CONCENTRATIONS
Concentration risk, percentage	10.00%
Another Customer | Customer concentration | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage	14.00%